Capital Management	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Capital Management
25	Capital Management
The primary regulator over the Bank’s consolidated capital adequacy is the Office of the Superintendent of Financial Institutions, Canada (OSFI). The capital adequacy regulations in Canada are largely consistent with international standards set by the Basel Committee on Banking Supervision (BCBS). OSFI requires Canadian deposit-taking institutions to fully implement the 2019 Basel III reforms and achieve minimums of 7%, 8.5% and 10.5% for CET1, Tier 1 and Total Capital, respectively. OSFI has also designated the Bank as a domestic systemically important bank
(D-SIB),
increasing its minimum capital ratio requirements by 1% across all tiers of capital effective January 1, 2016, in line with the requirements for global systemically important banks.
In addition, OSFI expects
D-SIBs
to hold a 1.0% Domestic Stability Buffer, as at October 31, 20
20
. This results in current targets, including all buffers,
for CET1, Tier 1 and Total Capital ratios of 9.0%, 10.5% and 12.5%, respectively. In addition to risk-based capital requirements, the Basel III reforms introduced a simpler, non risk-based Leverage ratio requirement to act as a supplementary measure to its risk-based capital requirements. Institutions are expected to maintain a material operating buffer above the
3% minimum.
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2020	2019
Capital
Common Equity Tier 1 c apital	$49,165	$46,578
Net Tier 1 c apital	55,362	51,304
Total regulatory capital	64,512	59,850
Risk-weighted assets/exposures used in calculation of capital ratios
R isk-weighted assets (1)	$417,138	$421,185
Leverage exposures	1,170,290	1,230,648
Capital ratios
Common Equity Tier 1 capital ratio	11.8%	11.1%
Tier 1 capital ratio	13.3%	12.2%
Total capital ratio	15.5%	14.2%
Leverage ratio	4.7%	4.2%

(1)
OSFI has prescribed a minimum capital floor for institutions that use the advanced internal ratings-based approach for credit risk. The Basel II capital floor add-on is determined by comparing a capital requirement under the Basel II standardized approach for credit risk, in addition to OSFI prescribed requirements for market risk and credit valuation adjustment RWA. A shortfall in the Basel III capital requirement as compared with the Basel II capital floor is added to RWA. Under this Basel II regulatory capital floor requirement, the Bank does not have a capital floor add-on as at October 31, 2020 (October 31, 2019 – nil).

The Bank substantially exceeded the OSFI minimum capital ratios as at October 31, 2020, including the Domestic Stability Buffer requirement.